UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-23883

The 2023 ETF Series Trust

(Exact name of registrant as specified in charter)

The 2023 ETF Series Trust

234 West Florida Street, Suite 203

Milwaukee, WI 53204
(Address of principal executive offices) (Zip code)

234 West Florida Street, Suite 203

Milwaukee, WI 53204
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-262-267-4589

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Atlas America Fund

USAF | The Nasdaq Stock Market LLC

Annual Shareholder Report — June 30, 2025

This annual shareholder report contains important information about the Atlas America Fund for the period of November 20, 2024 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at www.actfund.io. You can also request this information by contacting us at (855) 511-0520.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Atlas America Fund	$47Footnote Reference(1)	0.75%
Footnote	Description
Footnote(1)	Based on the period November 20, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Fund Performance

Summary of Results (since inception to 6/30/25). From launch on November 20, 2024 through June 30, 2025, Atlas America Fund (USAF) returned +5.42% at NAV (not annualized). NAV moved from $25.06 at inception to $26.42 at period-end. A comparison with the Fund’s broad-based securities market index appears in the Performance section of this report.

Results Drivers.

  Gold was the largest positive driver—strengthening into 2Q’25 as investors sought hedges amid tariff headlines and geopolitical risk.

  Short-maturity U.S. Treasuries contributed positively as front-end yields eased during the period, with the portfolio emphasizing 1–3-year exposure.

  TIPS added modest gains and diversification, capturing the market concern around inflation particularly after the announcements of the current administrations tariff policies,.

  REITs detracted overall—most notably in 4Q’24 and again (slightly) in 2Q’25—amid rate volatility and tariff-related uncertainty.

  Agricultural commodities were accretive to returns during the period.

  Alternative strategies (including a legacy Treasury short, plus defense and cybersecurity ETFs added late in the year) were mixed but modestly positive overall.

Key changes during the fiscal year. In April, the Adviser’s “16 States of the World” model shifted from ‘Recovery’ to ‘Contraction’, prompting: (i) a higher TIPS allocation, (ii) a reduced REITs weight, and (iii) additions to hedging/defense & cybersecurity exposures within the alternatives sleeve; the Fund maintained a long short-duration Treasury stance and a dedicated gold exposure.

Fund Performance

Growth of an Assumed $10,000 Investment

	Atlas America Fund - NAV	S&P 500 Total Return Index	Bloomberg 7-10 Year Total Return Index
11/20/24	$10,000	$10,000	$10,000
11/30/24	$10,048	$10,200	$10,153
12/31/24	$10,056	$9,957	$9,926
1/31/25	$10,190	$10,234	$9,992
2/28/25	$10,197	$10,100	$10,273
3/31/25	$10,346	$9,531	$10,312
4/30/25	$10,497	$9,467	$10,417
5/31/25	$10,517	$10,062	$10,294
6/30/25	$10,542	$10,574	$10,457
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Commencement of OperationsFootnote Reference*
Atlas America Fund - NAV	5.42%
S&P 500 Total Return Index	5.74%
Bloomberg 7-10 Year Total Return Index	4.57%
Footnote	Description
Footnote*	Since Commencement of operations November 20, 2024

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Total Net Assets	$17,436,111
# of Portfolio Holdings	65
Portfolio Turnover Rate	67%
Investment Advisory Fees Paid	$59,985

What did the Fund invest in?

The Fund invested in a variety of ETF and Reit securities. The Fund will continue to allocate to the asset classes based on market conditions, as described in the prospectus.

Sector Allocation	% of Net Assets
U.S. Treasury	45.3%
Gold	17.8
TIPS	9.0
REITS	8.9
Agricultural commodities	5.0
Financials	4.9
Information Technology	4.1
Industrials	4.0
Equity Funds	0.9
Purchased Put Option	0.4
Written Put Option	(0.3)

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	No disclosures are required by this Item 2(b).

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee

(a)(2)	The audit committee financial expert is Joan Binstock who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

Current Fiscal Year (1)
(a) Audit Fees	$16,500
(b) Audit-Related Fees	$-
(c) Tax Fees (2)	$4,000
(d) All Other Fees	$-

(1)	No fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the current fiscal year.
(2)	The nature of the services includes tax compliance and tax filings.

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,500 for 2025 and $0 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,000 for 2025 and $0 for 2024.

The nature of the services includes tax compliance and tax filings.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $4,000 for 2025 and $0 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The annual financial statements are attached herewith.

June 30, 2025

Annual Financial Statements and Other Information

The 2023 ETF Series Trust

Atlas America Fund (USAF)

Atlas America Fund

Table of Contents

Schedule of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	16
Additional Information	17

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Atlas America Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2025

	Shares	Value
Exchange-Traded Funds — 91.0%
Agricultural commodities — 5.0%
Invesco Agriculture Commodity Strategy NO K-1 ETF	25,025	$872,622

Equity Funds — 0.9%
Vanguard Short-Term Inflation-Protected Securities ETF	3,011	151,363

Financials — 4.9%
ProShares UltraShort 20+ Year Treasury	24,277	851,637

Gold — 17.8%
iShares Gold Trust Micro*	47,960	1,582,200
SPDR Gold MiniShares Trust*	23,242	1,522,816
Total Gold		3,105,016

Industrials — 4.0%
Global X Defense Tech ETF	7,843	472,541
SPDR S&P Aerospace & Defense ETF	1,102	232,456
Total Industrials		704,997

Information Technology — 4.1%
Global X Cybersecurity ETF	12,674	470,205
iShares Cybersecurity and Tech ETF	4,421	235,242
Total Information Technology		705,447

TIPS — 9.0%
iShares 0-5 Year TIPS Bond ETF	15,217	1,565,981

U.S. Treasury — 45.3%
iShares 1-3 Year Treasury Bond ETF	18,894	1,565,557
iShares U.S. Treasury Bond ETF	25,884	594,814
Schwab Short-Term U.S. Treasury ETF	64,222	1,565,732
SPDR Portfolio Short Term Treasury ETF	53,450	1,565,551
U.S. Treasury 2 Year Note ETF	21,509	1,044,047
Vanguard Short-Term Treasury ETF	26,629	1,565,253
Total U.S. Treasury		7,900,954

Total Exchange-Traded Funds
(Cost $15,280,958)		15,858,017

Real Estate Investment Trusts — 8.9%
REITS — 8.9%
Acadia Realty Trust	357	6,629
Agree Realty Corp.	313	22,868
Alexandria Real Estate Equities, Inc.	555	40,310
American Assets Trust, Inc.	172	3,397
American Tower Corp.	703	155,377
AvalonBay Communities, Inc.	403	82,010
BXP, Inc.	488	32,925
CareTrust REIT, Inc.	512	15,667
CBL & Associates Properties, Inc.	67	1,701

See Notes to Financial Statements.

3

Atlas America Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2025

	Shares	Value
Real Estate Investment Trusts — 8.9%
REITS — 8.9%
Centerspace	66	$3,973
COPT Defense Properties	316	8,715
Crown Castle, Inc.	1,192	122,454
DiamondRock Hospitality Co.	677	5,186
Digital Realty Trust, Inc.	893	155,677
Elme Communities	217	3,450
Empire State Realty Trust, Inc.	430	3,479
Equinix, Inc.	195	155,117
Equity Residential	1,136	76,669
Essex Property Trust, Inc.	203	57,530
Federal Realty Investment Trust	239	22,703
Five Point Holdings LLC*	313	1,721
Global Net Lease, Inc.	665	5,021
HA Sustainable Infrastructure Capital, Inc.	314	8,434
Healthpeak Properties, Inc.	2,003	35,073
Hudson Pacific Properties, Inc.	1,288	3,529
Innovative Industrial Properties, Inc.	94	5,191
JBG SMITH Properties	202	3,495
Kennedy-Wilson Holdings, Inc.	271	1,843
Kilroy Realty Corp.	355	12,180
LTC Properties, Inc.	148	5,122
Monarch Casino & Resort, Inc.	66	5,705
Paramount Group, Inc.	571	3,483
Pebblebrook Hotel Trust	347	3,467
Plymouth Industrial REIT, Inc.	106	1,702
Realty Income Corp.	2,530	145,753
Sabra Health Care REIT, Inc.	666	12,281
Safehold, Inc.	223	3,470
SBA Communications Corp.	294	69,043
SL Green Realty Corp.	211	13,061
STAG Industrial, Inc.	531	19,265
Strawberry Fields REIT, Inc.	231	2,435
UDR, Inc.	939	38,339
UMH Properties, Inc.	363	6,095
Veris Residential, Inc.	233	3,469
VICI Properties, Inc.	3,069	100,049
Vornado Realty Trust	531	20,305
WP Carey, Inc.	608	37,927

Total Real Estate Investment Trusts
(Cost $1,512,097)		1,543,295

	Notional Amount	Contracts
EXCHANGE TRADED PURCHASED OPTIONS - OPTIONS ON INDICES — 0.4%
SPX US 11/21/25 P5600, expiring 11/21/25, Strike Price $5600.00
(Cost $139,882)	$5,040,000	9	77,220
Total Investments Before Written Options – 100.3%
(Cost$16,932,937)			17,478,532

See Notes to Financial Statements.

4

Atlas America Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2025

	Notional Amount	Contracts	Value
EXCHANGE TRADED PURCHASED OPTIONS - OPTIONS ON INDICES — 0.4%
EXCHANGE TRADED WRITTEN OPTIONS - OPTIONS ON INDICES – (0.3)%
SPX US 11/21/25 P5300, expiring 11/21/25, Strike Price $5300.00
[Premium Received $(93,237)]	$(4,770,000)	(9)	(51,030)
Total Investments — 100.0%
(Cost $16,839,700)			17,427,502
Other Assets and Liabilities, Net — 0.0%†			8,609
Net Assets — 100%			$17,436,111

*	Non Income Producing.
†	Less than 0.05%.

Summary of Investment Type
Asset Class	% of Net Assets
Exchange-Traded Funds	91.0%
Real Estate Investment Trusts	8.9%
Exchange Traded Purchased Options - Options on Indices	0.4%
Exchange Traded Written Options - Options on Indices	(0.3)%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

†	Less than 0.05%

See Notes to Financial Statements.

5

Atlas America Fund

Statement of Assets and Liabilities

June 30, 2025

Atlas America Fund
Assets
Investments, at fair value	$17,478,532
Deposits with Broker for options	80,995
Receivables:
Securities Sold	1,504,242
Dividends	16,846
Total assets	19,080,615

Liabilities
Options Written, at value	51,030
Due to custodian	26,261
Payables:
Securities purchased	1,556,457
Investment advisory fees	10,756
Total liabilities	1,644,504
Net Assets	$17,436,111

Net Assets Consists of
Paid-in capital	$16,770,474
Distributable earnings (loss)	665,637
Net Assets	$17,436,111
Number of Common Shares outstanding	660,000
(unlimited authorized – no par value)
Net Asset Value, offering and redemption price per share	$26.42
Investments, at cost	$16,932,937
Premiums received for options written	$93,237

See Notes to Financial Statements.

6

Atlas America Fund

Statement of Operations

Period Ended June 30, 2025

Atlas America Fund(1)
Investment Income
Dividend income	$289,786
Total investment income	289,786

Expenses
Investment advisory fees	$59,985
Total expenses	59,985
Net investment income	229,801

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(184,555)
In-kind redemptions	23,705
Options Written	32,568
Net realized loss	(128,282)
Net change in net unrealized appreciation (depreciation) on:
Investments	545,595
Options Written	42,207
Net change in net unrealized appreciation	587,802
Net realized and unrealized gain (loss)	459,520
Net Increase (Decrease) in Net Assets Resulting from Operations	$689,321

(1)	For the period November 20, 2024 (commencement of operations) through June 30, 2025.

See Notes to Financial Statements.

7

Atlas America Fund

Statement of Changes in Net Assets

Atlas America Fund
For the Period November 20, 2024* to June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$229,801
Net realized loss	(128,282)
Net change in net unrealized appreciation	587,802
Net increase in net assets resulting from operations	689,321

Fund Shares Transactions
Proceeds from shares sold	17,260,400
Value of shares redeemed	(513,610)
Net increase from capital share transactions	16,746,790
Total increase in net assets	17,436,111

Net Assets
Beginning of period	–
End of period	$17,436,111

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	–
Shares sold	680,000
Shares redeemed	(20,000)
Common Shares outstanding, end of period	660,000

*	Commencement of operations.

See Notes to Financial Statements.

8

Atlas America Fund

Financial Highlights

Atlas America Fund

Selected Per Share Data

	Period Ended June 30, 2025(a)
Net Asset Value, beginning of period	$25.06

Income (loss) from investment operations:
Net investment income(b)	0.45
Net realized and unrealized gain (loss)	0.91
Total from investment operations	1.36

Net Asset Value, end of period	$26.42

Total Return (%)	5.42	%(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$17
Ratio of expenses (%)	0.75	%(d)
Ratio of net investment income (loss) (%)	2.87	%(d)
Portfolio turnover rate (%)(e)	67	%(c)

(a)	For the period November 20, 2024 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

9

Atlas America Fund

Notes to Financial Statements

June 30, 2025

1. Organization

Atlas America Fund (the “Fund”) is a newly organized, non-diversified, separate operating series of The 2023 ETF Series Trust (the “Trust”), a Delaware statutory trust since January 23, 2023, that is registered with the Securities and Exchange Commission as an open-end management investment company. The Fund is managed by Atlas Capital Team Inc., an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Fund’s investment adviser (the “Adviser”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a portfolio of investments in the following asset classes: real estate investment trusts ("REITs"), investment grade fixed income securities including U.S. government securities, municipal securities, and corporate bonds, gold trusts, structured securities (also known as structured notes or commodity-linked notes), equity securities of U.S. and non-U.S. companies, including common stocks, American Depository Receipts ("ADRs"), preferred stocks, and alternative strategies which are designed to provide returns having low or negative correlation to the Fund's other portfolio holdings. The Fund commenced operations on November 20, 2024.

The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer.

The Fund offers shares that are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”).

2. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(b) Investment Valuation

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Valuation Committee of the Fund’s Adviser, in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder.

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Atlas America Fund

Notes to Financial Statements (Continued)

June 30, 2025

The following is a summary of the valuations as of June 30, 2025. for the Fund based upon three levels defined above:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$15,858,017	$—	$—	$15,858,017
Real Estate Investment Trusts	1,543,295	—	—	1,543,295
Total Investments in Securities	17,401,312	—	—	17,401,312
Other Financial Instruments:(a)
Exchange Traded Purchased Options - Options on Indices	77,220	—	—	77,220
Total Investments in Securities and Other Financial Instruments	$17,478,532	$—	$—	$17,478,532
Liabilities
Other Financial Instruments:(a)
Exchange Traded Written Options - Options on Indices	$(51,030)	$—	$—	$(51,030)
TOTAL	$17,427,502	$—	$—	$17,427,502

(a)	Represents derivative holding.

(c) Share Valuation

The net asset value (“NAV”) per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of the Fund outstanding, rounded to the nearest cent.

The NAV per share of the Fund is determined as of the close of regular trading on the Exchange, generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the Exchange, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

(d) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(e) Foreign Currency Translation and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(f) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2025, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

11

Atlas America Fund

Notes to Financial Statements (Continued)

June 30, 2025

(g) Distributions to Shareholders

The Fund pays out dividends from its net investment income annually and distributes its net capital gains, if any, to investors at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act. There were no distributions to shareholders paid for the period ended June 30, 2025.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

(h) Indemnification

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund may enter into contracts that contain representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund.

(i) Options

The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

(j) Derivative Instruments

The Fund has adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why the Fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect the Fund’s financial position and results of operations. The Fund uses derivative instruments as part of its principal investment strategies to seek to achieve its investment objective.

At June 30, 2025, the fair value of the equity derivative instruments on the Statement of Assets and Liabilities is shown as an asset for Options Purchased in the amount of $77,220 included within Investments at Fair Value and a liability for Options Written, at value in the amount of $51,030.

Transactions in equity derivative instruments during the period ended June 30, 2025 is shown on the Statement of Operations as a Realized Gain from Options Written of $32,568 and a Realized Loss from Options Purchased of ($55,024) included within Realized Loss from Investments. The Change in net unrealized appreciation (depreciation) on the equity derivative instruments is shown on the Statement of Operations as change in net unrealized appreciation on Options Written of $42,207 and change in net unrealized depreciation on Options Purchased of ($62,661), included within change in net unrealized appreciation on investments.

For the period ended June 30, 2025, the average volume of the derivatives opened by the Fund was $51,030 for Options Written and $77,220 for Options Purchased. The amounts disclosed represent the average market value for Options Written and Options Purchased, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal period. The Fund commenced investment in Options strategies during the latter part of the reporting period. As a result, the market value of Written and Purchased Options at year-end are commensurate with the average volume and reflect the limited duration these strategies were employed prior to period-end.

12

Atlas America Fund

Notes to Financial Statements (Continued)

June 30, 2025

3. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

Atlas Capital Team Inc. (the “Adviser”) serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For such investment advisory services, the Fund has agreed to pay the Adviser a unitary advisory fee payable at the annual rate of 0.75% of the Fund’s average daily net assets. Under the Advisory Agreement, the Adviser bears all of its own costs associated with providing services to the Fund.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee; interest charges on any borrowings; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expense related to the provision of securities lending services; acquired fund fees and expenses; taxes, including accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as mutually determined by the Board and the Adviser); and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Distribution Arrangement

The Fund has adopted a Distribution Plan (the “Distribution Plan”) that allows the Fund to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Atlas America Fund	$8,094,525	$7,829,324

Purchases and sales of in-kind transactions for the period ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Atlas America Fund	$17,156,070	$510,701

5. Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at its NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems its shares on a continuous basis, at NAV, only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

13

Atlas America Fund

Notes to Financial Statements (Continued)

June 30, 2025

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for Atlas America Fund is $200, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for Atlas America Fund ETF is $200, regardless of the number of Creation Units redeemed in the transaction.

6. Federal Income Taxes

At June 30, 2025, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets as follows:

Fund	Distributable earnings (loss)	Paid-in Capital
Atlas America Fund	$(23,684)	$23,684

The differences between book-basis and tax-basis components of net assets are primarily attributable to Redemption In-Kind Sales.

At June 30, 2025, the components of distributable earnings/loss on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Distributable earnings (loss)
Atlas America Fund	$229,679	$566,476	$(130,518)	$665,637

14

Atlas America Fund

Notes to Financial Statements (Continued)

June 30, 2025

At June 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Atlas America Fund	$16,912,056	$643,491	$(77,015)	$566,476

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sales and grantor trust basis adjustments.

At June 30, 2025, for Federal income tax purposes, the Fund has capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Atlas America Fund	$106,983	$23,535	$130,518

7. Risk Factors

With all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return, and ability to meet its investment objectives. A description of principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks”.

8. Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The President and Chief Executive Officer acts as the Fund’s chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

9. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

15

Atlas America Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of Atlas America Fund and Board of Trustees of The 2023 ETF Series Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Atlas America Fund (the “Fund”), a series of The 2023 ETF Series Trust, as of June 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for the period November 20, 2024 (commencement of operations) through June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period November 20, 2024 (commencement of operations) through June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 27, 2025

16

Atlas America Fund

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Adviser votes proxies relating to the Fund’s’ portfolio securities in accordance with procedures adopted by the Adviser. You may obtain a description of these procedures, free of charge, by calling toll-free 1-855-511-0520. This information is also available through the Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-511-0520. This information is also available through the Commission’s website at http://www.sec.gov.

Portfolio Holdings Information

The Trust files the Fund’s complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, 1-855-511-0520.

Discount & Premium Information

The Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at https://actfund.io.

17

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Investment Adviser		Custodian, Administrator & Transfer Agent
Atlas Capital Team Inc.		The Bank of New York
6 East 1st Street, Suite 5A		240 Greenwich Street
New York, NY 10003		New York, NY 10286

Distributor	Independent Registered Public Accounting Firm	Legal Counsel
Foreside Fund Services, LLC	Cohen & Company, Ltd.	Morgan, Lewis & Bockius LLP
190 Middle Street - Suite 301	1350 Euclid Ave., Suite 800	1111 Pennsylvania Avenue NW
Portland, ME 04101	Cleveland, OH 44115	Washington, DC 20004

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective, as of that date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 2023 ETF Series Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President
(Principal Executive Officer)

Date	9/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President
(Principal Executive Officer)

Date	9/4/2025

By (Signature and Title)	/s/ Michael Minella
Michael Minella, Treasurer
(Principal Financial Officer)

Date	9/4/2025